Note P - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Current asset:
Accrued compensation	$128,000	$119,000
Accounts receivable allowance	8,000	156,000
Non-current asset (liability):
Stock-based compensation	336,000	—
Basis differences in fixed assets	(10,000)	(21,000)
Basis differences in intangible assets	(77,000)	31,000
Net operating loss carryforwards	16,143,000	15,912,000
Valuation allowances	(16,528,000)	(16,197,000)

	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011

US Federal statutory income tax rate	34%	34%
Permanent differences	831	(4)
Alternative minimum tax	—	1
Effect of net operating loss	(865)	(30)

Effective tax rate	—%	1%